Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
Selling General And Administrative Expense [Abstract]
Selling, General and Administrative Expenses

14. Selling, general and administrative expenses

Selling, general and administrative expenses for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In millions of Korean won)
Advertising expenses	~~W~~	17,263	~~W~~	12,525	~~W~~	2,411
Fees and commissions		5,727		6,594		5,955
Operating lease expenses		941		686		627
Salaries		7,080		5,468		4,650
Expenses related to defined contribution plans		387		357		440
Employee benefits		1,140		919		845
Depreciation		233		150		99
Amortization		581		68		53
Other expenses		1,468		1,245		897
Total	~~W~~	34,820	~~W~~	28,012	~~W~~	15,977